ACCOUNT PAYABLES AND OTHER ACCRUALS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Account payables and other accruals as of June 30, 2014 and December 31, 2013 consisted of:

	June 30,	December 31,
	2014	2013

Trading and clearing system	$232,271	$535,877
Accruals for professional fees	8,019	7,590
Accruals for office rental	15,676	19,901
Payroll payables	2,425	1,705
Other payables	410,893	2,639
Accruals for office rental	$669,284	$567,712

Account payables and other accruals as of December 31, 2013 and 2012 are consisted of:

	December 31,	December 31,
	2013	2012

Trading and clearing system	535,877
Accruals for professional fees	7,590
Accruals for office rental	19,901
Payroll payables	1,705	-
Other payables	2,639	-
Total	$567,712	$-